Note 16 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	$ 17,575,538	$ 14,087,511	$ 14,302,630
Port Expenses [Member]
Note 16 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	3,960,574	2,278,961	2,067,494
Bunkers [Member]
Note 16 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	8,566,490	7,553,318	8,347,130
Commissions [Member]
Note 16 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	4,112,177	3,725,645	3,244,939
Other Voyage Expenses [Member]
Note 16 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	$ 936,297	$ 529,587	$ 643,067